Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2020:
Provisions for Losses on Long-Term Contracts (*)	130,711	30,608	53,038	—	108,281
Provisions for Claims and Potential Contractual Penalties and Others	4,786	455	3,008	—	2,233
Credit risk (**)	10,557	7,633	1,998	—	16,192
Valuation Allowance on Deferred Taxes	154,158	18,675	—	—	172,833

Year ended December 31, 2019:
Provisions for Losses on Long-Term Contracts (*)	118,672	41,359	29,320	—	130,711
Provisions for Claims and Potential Contractual Penalties and Others	8,541	851	4,606	—	4,786
Allowance for Doubtful Accounts	11,308	1,105	1,856	—	10,557
Valuation Allowance on Deferred Taxes	121,651	22	—	32,485	154,158

Year ended December 31, 2018:
Provisions for Losses on Long-Term Contracts (*)	46,778	19,842	20,396	72,448	118,672
Provisions for Claims and Potential Contractual Penalties and Others	5,406	801	940	3,274	8,541
Allowance for Doubtful Accounts	9,585	1,548	1,813	1,988	11,308
Valuation Allowance on Deferred Taxes	7,326	1,401	473	113,397	121,651
(*) As of December 31, 2020, 2019 and 2018 an amount of $17,271 and $34,120 and $21,659, respectively, is presented as a deduction from inventories. As of December 31, 2020, 2019 and 2018 an amount of $91,010, and $96,591 and $97,013, respectively, is presented as part of other payables and accrued expenses.